Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Other Receivables
Net working capital adjustments receivable from acquisitions	$ 72
Other receivables	26,381	$ 16,931
Total	$ 26,453	$ 16,931